PROJECT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
PROJECT ASSETS
Schedule of Project Assets

	At December 31,
	2019	2020
Project assets - Module cost	$4,616,399	$3,877,147
Project assets - Development and construction cost	32,112,215	23,367,183
Project assets - Others	1,919,237	1,026,662
Total project assets	$38,647,851	$28,270,992

Current portion	32,125,312	24,992,068
Non-current portion	6,522,539	3,278,924